Note 11 - Capital Leased Assets and Capital Lease Obligations - Annual Lease Payments (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Capital lease payments 2019	$ 49,798
Capital lease payments 2020	49,895
Capital lease payments 2021	49,798
Capital lease payments 2022	49,798
Capital lease payments 2023	95,086
Capital lease payments 2024 and thereafter	108,455
Capital lease payments Total	402,830
Less: Amount of interest (MSC Azov, MSC Ajaccio, MSC Amalfi, Leonidio and Kyparissia)	(60,172)
Total lease payments	342,658
Less: Financing costs, net	(3,326)
Total lease payments, net	$ 339,332